Financial Instruments by Category - Summary of Carrying Value and Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets - Available-for-sale
Marketable securities	$ 5,010	$ 28,327
Financial Assets - Loans and receivables
Cash and cash equivalents	479,501	883,171	$ 288,189
Term deposit	5,508	5,292
Restricted cash	310	240
Accounts receivable and other	33,627	32,159
Other assets	17,517	1,810
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	110,651	90,705
Debt	593,783	591,589
Fair value [member]
Financial Assets - Available-for-sale
Marketable securities	5,010	28,327
Financial Assets - Loans and receivables
Cash and cash equivalents	479,501	883,171
Term deposit	5,508	5,292
Restricted cash	310	240
Accounts receivable and other	33,627	32,159
Other assets	17,517	1,810
Financial Liabilities at amortized cost
Accounts payable and accrued liabilities	110,651	90,705
Debt	$ 595,698	$ 609,000